UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  229-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    February 14, 2003

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $75,471

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3216 26080.00 SH       SOLE                 24380.00           1700.00
American SuperConductor        COM              030111108      231 76875.00 SH       SOLE                 72375.00           4500.00
Anadarko Petroleum Corp        COM              032511107     3296 68820.00 SH       SOLE                 63920.00           4900.00
BP p.l.c. ADR                  ADR              055622104      865 21286.00 SH       SOLE                 21286.00
Campbell Soup Company          COM              134429109      401 17100.00 SH       SOLE                 16100.00           1000.00
Caterpillar, Inc               COM              149123101     4113 89950.00 SH       SOLE                 84450.00           5500.00
ChevronTexaco Corp             COM              166764100     1623 24409.00 SH       SOLE                 22509.00           1900.00
Coca-Cola Company              COM              191216100     2425 55317.00 SH       SOLE                 48717.00           6600.00
Conagra Foods, Inc.            COM              205887102     1789 71525.00 SH       SOLE                 67025.00           4500.00
Dow Chemical                   COM              260543103     3015 101500.00SH       SOLE                 96600.00           4900.00
Duke Energy Company            COM              264399106     3522 180225.00SH       SOLE                166125.00          14100.00
Emerson Electric               COM              291011104     3965 77975.00 SH       SOLE                 71975.00           6000.00
Exxon Mobil Corp               COM              30231G102     2653 75916.00 SH       SOLE                 71716.00           4200.00
Flowers Foods Inc              COM              343498101      796 40802.00 SH       SOLE                 40802.00
Fuelcell Energy Inc            COM              35952H106      376 57325.00 SH       SOLE                 56825.00            500.00
Genentech Inc                  COM              368710406      498 15025.00 SH       SOLE                 13525.00           1500.00
General Electric               COM              369604103     2222 91268.00 SH       SOLE                 83468.00           7800.00
IDACORP, Inc.                  COM              451107106     1898 76420.00 SH       SOLE                 73420.00           3000.00
Ingersoll-Rand Company Class A COM              G4776G101      458 10633.00 SH       SOLE                  9633.00           1000.00
Intel Corp                     COM              458140100     2522 161965.00SH       SOLE                151765.00          10200.00
International Rectifier        COM              460254105     1337 72450.00 SH       SOLE                 66450.00           6000.00
Johnson & Johnson              COM              478160104     2467 45933.00 SH       SOLE                 45933.00
Kellogg Co                     COM              487836108     1005 29325.00 SH       SOLE                 29325.00
Lilly, Eli & Co                COM              532457108     1575 24810.00 SH       SOLE                 23410.00           1400.00
MBNA Corp                      COM              55262l100      285 15000.00 SH       SOLE                 15000.00
Merck & Co., Inc               COM              589331107     3342 59036.00 SH       SOLE                 54736.00           4300.00
Microsoft Corp                 COM              594918104      647 12505.00 SH       SOLE                  9005.00           3500.00
Pfizer, Inc                    COM              717081103     3211 105052.00SH       SOLE                 98177.00           6875.00
Proctor & Gamble               COM              742718109     1550 18032.00 SH       SOLE                 17232.00            800.00
Progress Energy Inc            COM              743263105      930 21454.00 SH       SOLE                 21454.00
Qualcomm, Inc.                 COM              747525103     2829 77739.00 SH       SOLE                 72539.00           5200.00
Southern Co                    COM              842587107     4141 145850.00SH       SOLE                137650.00           8200.00
SunTrust Banks, Inc.           COM              867914103     3952 69432.00 SH       SOLE                 64432.00           5000.00
Synovus Financial Corp         COM              87161C105      739 38080.00 SH       SOLE                 34780.00           3300.00
Texas Instruments              COM              882508104     1723 114815.00SH       SOLE                107015.00           7800.00
Verizon Communications         COM              92343V104     1890 48785.00 SH       SOLE                 45385.00           3400.00
Wal-Mart Stores, Inc.          COM              931142103      367  7275.00 SH       SOLE                  7275.00
Wells Fargo                    COM              949746101     3597 76740.00 SH       SOLE                 71740.00           5000.00